Recapitalization	12 Months Ended
Dec. 31, 2023
Recapitalization [Abstract]
Recapitalization

Note 4 — Recapitalization

As discussed in Note 1, “Organization and Business Operations”, the Business Combination was consummated on July 19, 2023, which, for accounting purposes, was treated as the equivalent of PSQ issuing stock for the net assets of Colombier, accompanied by a recapitalization. Under this method of accounting, Colombier was treated as the acquired company for financial accounting and reporting purposes under GAAP.

Transaction Proceeds

Upon closing of the Business Combination, the Company received gross proceeds of $34.9 million from the Business Combination, offset by total transaction costs of $16.8 million. The following table reconciles the elements of the Business Combination to the consolidated statements of cash flows and the consolidated statement of changes in stockholders’ equity for the year ended December 31, 2023:

Cash-trust and cash, net of redemptions	$34,938,880
Less: transaction costs and advisory fees, paid	(16,834,686)
Net proceeds from the Business Combination	18,104,194
Less: public and private placement warrant liabilities	(8,816,500)
Less: earnout liabilities	(2,400,000)
Add: amounts paid in advance	2,570,919
Add: Transaction costs in accounts payable and accrued expenses	2,967,393
Reverse recapitalization, net	$12,426,006

The number of shares of Common Stock issued immediately following the consummation of the Business Combination were:

Colombier Class A common stock, outstanding prior to the Business Combination	17,250,000
Less: Redemption of Colombier Class A common stock	(13,827,349)
Class A common stock of Colombier	3,422,651
Colombier Class B common stock, outstanding prior to the Business Combination	4,312,500
Business Combination shares	7,735,151
PSQ Shares	21,522,825
Common Stock immediately after the Business Combination	29,257,976

The number of PSQ shares was determined as follows:

	PSQ Shares	PSQ Shares after conversion ratio
Class A Common Stock	940,044	18,309,147
Class C Common Stock	165,000	3,213,678
Total	1,105,044	21,522,825

Public and private placement warrants

The Public Warrants issued in the IPO and 5,700,000 warrants issued in connection with private placement at the time of Colombier’s initial public offering (the “Private Placement Warrants”) remained outstanding and became warrants for the Company (see Note 11).

Redemption

Prior to the closing of the Business Combination, certain Colombier public shareholders exercised their right to redeem certain of their outstanding shares for cash, resulting in the redemption of 13,827,349 shares of Colombier Class A common stock for an aggregate payment of $141,151,432.

Transactions costs

For the year ended December 31, 2023, transaction costs incurred within the consolidated statements of operations were as follows:

Year ended December 31, 2023
Accounting fees	$756,257
Legal fees	5,049,149
Travel and other expenses	331,971
One-time share-based payment to influencers and advisors	708,400
Total	$6,845,777